FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  9/30/99

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	10/27/99

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         77 data records

Form 13F Information Table Value Total:         124,533 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Advisors LP Cl A         MUT FD           69338P102      424    13470 SH       SOLE                                      13470
SB Short-term Hgh Gr Bd Fd Cl  MUT FD           831800602       84    20911 SH       SOLE                                      20911
3Com Corp.                     COM              885535104     2444    85000 SH       SOLE                    15375             69625
AT & T Corp.                   COM              001957109     6317   145222 SH       SOLE                    18005            127217
AT&T Corp - Liberty Media-A    COM              001957208      243     6504 SH       SOLE                                       6504
Alcatel Alsthom ADS            COM              013904305     4165   150100 SH       SOLE                    28700            121400
AlliedSignal, Inc.             COM              019512102     1626    27125 SH       SOLE                                      27125
Allstate                       COM              020002101     1245    49912 SH       SOLE                    13562             36350
American Express Co.           COM              025816109      567     4200 SH       SOLE                                       4200
American Home Products         COM              026609107      349     8400 SH       SOLE                                       8400
Amgen                          COM              031162100      921    11300 SH       SOLE                      300             11000
Bank One Corp                  COM              06423A103     2805    80580 SH       SOLE                     9470             71110
Bellsouth Corp.                COM              079860102      452    10052 SH       SOLE                                      10052
Bemis Co., Inc.                COM              081437105      369    10900 SH       SOLE                      500             10400
Biomet, Inc.                   COM              090613100     1512    57445 SH       SOLE                     2200             55245
Borders Group                  COM              099709107     1848   125800 SH       SOLE                    16000            109800
Bristol-Myers Squibb Co.       COM              110122108      675    10000 SH       SOLE                                      10000
CBS Inc.                       COM              12490K107     1316    28450 SH       SOLE                    13900             14550
Cambridge Technology           COM              132524109     2560   176550 SH       SOLE                    38500            138050
Cisco Systems, Inc.            COM              17275R102     2395    34932 SH       SOLE                     8974             25958
Citizens Bkg Corp              COM              174420109     1571    60151 SH       SOLE                    17400             42751
Comerica, Inc.                 COM              200340107      281     5548 SH       SOLE                      300              5248
Compuware Corp.                COM              205638109     2877   110385 SH       SOLE                    27100             83285
Eaton Corp.                    COM              278058102      224     2600 SH       SOLE                                       2600
Elan Corp  plc ADR             COM              284131208     5032   149915 SH       SOLE                    32100            117815
Electronic Data Systems Corp.  COM              285661104      470     8885 SH       SOLE                      250              8635
Emerson Electric Co.           COM              291011104      522     8267 SH       SOLE                                       8267
Exxon Corp.                    COM              302290101      328     4312 SH       SOLE                                       4312
First Data Corporation         COM              319963104      342     7800 SH       SOLE                     1600              6200
Fiserv Inc.                    COM              337738108      358    11025 SH       SOLE                                      11025
Fleetwood Enterprises          COM              339099103      287    14200 SH       SOLE                    10500              3700
GTE Corp.                      COM              362320103     1693    22018 SH       SOLE                                      22018
General Electric               COM              369604103     2270    19150 SH       SOLE                     1800             17350
Hewlett-Packard                COM              428236103     3535    38955 SH       SOLE                     5280             33675
Hospitality Properties Trust   COM              44106M102     2160    97345 SH       SOLE                    24595             72750
IBM Corp.                      COM              459200101     2675    22110 SH       SOLE                      200             21910
IHOP Corporation               COM              449623107      721    35600 SH       SOLE                    11600             24000
Impath, Inc.                   COM              45255G101      719    24700 SH       SOLE                     8500             16200
Jefferson-Pilot Corp.          COM              475070108      253     4000 SH       SOLE                                       4000
Johnson & Johnson              COM              478160104      241     2620 SH       SOLE                                       2620
Markel Corporation             COM              570535104      737     4050 SH       SOLE                     2400              1650
Masco Corp.                    COM              574599106      741    23910 SH       SOLE                      800             23110
MascoTech, Inc.                COM              574670105     1695   101963 SH       SOLE                     4500             97463
McKesson HBOC Inc.             COM              58155Q103      232     8009 SH       SOLE                                       8009
Merck & Co., Inc.              COM              589331107     1119    17260 SH       SOLE                      600             16660
Mobil Corp.                    COM              607059102      258     2556 SH       SOLE                                       2556
Modis Professional Services    COM              607830106     2396   180800 SH       SOLE                    50200            130600
Molex Inc.                     COM              608554101      681    18725 SH       SOLE                     2400             16325
Mylan Laboratories             COM              628530107      206    11200 SH       SOLE                                      11200
National City Corp.            COM              635405103      710    26606 SH       SOLE                                      26606
National Commerce Bancorp      COM              635449101     3883   176750 SH       SOLE                    37200            139550
Network  Associates, Inc.      COM              640938106     1355    70850 SH       SOLE                    16600             54250
Nortel Networks Corp.          COM              656569100     5694   111650 SH       SOLE                     9400            102250
Novell, Inc.                   COM              670006105      215    10400 SH       SOLE                                      10400
Oracle Corp.                   COM              68389X105      369     8100 SH       SOLE                      150              7950
PNC Bank Corp.                 COM              693475105     3354    63650 SH       SOLE                    12450             51200
Pfizer, Inc.                   COM              717081103      480    13386 SH       SOLE                                      13386
Popular Inc.                   COM              733174106      487    17540 SH       SOLE                     5740             11800
RPM, Inc.                      COM              749685103     2677   219646 SH       SOLE                    34875            184771
SAP Aktiengesellschaft ADR     COM              803054204     3065    81200 SH       SOLE                    18100             63100
SBC Communications Inc.        COM              78387G103      219     4292 SH       SOLE                      400              3892
Shared Medical Systems Corp.   COM              819486101      355     7600 SH       SOLE                      750              6850
Sigma-Aldrich Corp.            COM              826552101     3225   101575 SH       SOLE                    19800             81775
Steelcase Inc. Cl. 'A'         COM              858155203     3698   265325 SH       SOLE                    40800            224525
Steris Corp.                   COM              859152100     1790   130200 SH       SOLE                    28000            102200
Stryker Corp.                  COM              863667101      578    11300 SH       SOLE                                      11300
Sun Microsystems Inc.          COM              866810104     5131    55170 SH       SOLE                     9300             45870
Sunrise Assisted Living Inc.   COM              86768K106      332    12500 SH       SOLE                     4700              7800
Sybron Intl. Corp. Wisc        COM              87114F106     3006   111850 SH       SOLE                    21900             89950
Synopsys, Inc.                 COM              871607107     1673    29800 SH       SOLE                     3300             26500
Thermo Instruments             COM              883559106      376    35205 SH       SOLE                     3395             31810
Transatlantic Holdings         COM              893521104     1468    20900 SH       SOLE                     6300             14600
U. S. West Communications      COM              91273H101     5307    93012 SH       SOLE                    14950             78062
Warner-Lambert Co.             COM              934488107     3399    51211 SH       SOLE                      178             51033
Watson Pharmaceuticals         COM              942683103     2161    70700 SH       SOLE                    16400             54300
Wolverine World Wide           COM              978097103     1213   106600 SH       SOLE                    38300             68300
Xerox Corp.                    COM              984121103     1371    32700 SH       SOLE                    11200             21500